Accounting and Reporting Changes - Schedule of Invested Assets Type Measurement Category and Transitional Differences Under IFRS 9 (Parenthetical) (Detail) $ in Millions	Jan. 01, 2022 CAD ($)
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Reclassification of financial assets unrealized gains losses net out of retained earnings to accumulated other comprehensive income	$ 11,868
Reclassification of financial assets unrealized gains losses net out of accumulated other comprehensive income to retained earnings	268
Reclassification of financial assets out of measured at amortised cost into measured at fair value through profit or loss	6,367
Reclassification of financial assets out of measured at amortised cost into measured at fair value through other comprehensive income	5,041
Reclassification of financial asset out of measured at amortized cost into measured at fair value through retained earnings	952
Reclassification of insurance contracts at fair value	1,035
Reclassification of insurance contracts at fair value through retained earning	$ 915